Long-Term Debt (Details 3) - Five Year Term [Member] [Domain] - Revolving Credit Facility [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Jul. 31, 2015	Aug. 29, 2013
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		$ 1,600,000,000	$ 1,800,000,000
Credit Facility, Covenant Terms, Maximum Debt to Capitalization Ratio	65.00%
Line of Credit Facility, Amount Outstanding	$ 0